(5) CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents Tables
Schedule of cash and cash equivalents components

	Dec 31, 2017	Dec 31, 2016
Bank balances	365,031	170,884
Short-term financial investments	2,884,611	5,994,112
Overnight investment (a)	178,444	95,034
Bank certificates of deposit (b)	785,074	2,357,187
Repurchase agreements secured on debentures (b)	3,268	58,616
Investment funds (c)	1,917,826	3,483,274
Total	3,249,642	6,164,997

(a)	Current account balances, which earn daily interest by investment in repurchase agreements secured on Bank Certificate Deposit (CDB) and interest of 15% of the variation in the Interbank Certificate of Deposit (CDI).
(b)	Short-term investments in Bank Certificates of Deposit (CDB) and repurchase agreements secured on debentures with major financial institutions that operate in the Brazilian financial market, with daily liquidity, short-term due, low credit risk and interest equivalent, on average, to 101.87% of the CDI.
(c)	Exclusive Fund investments, with daily liquidity and interest equivalent, on average, of 100% of the CDI, subject to floating rates tied to the CDI linked to their investments in federal government bonds, CDBs, financial bills and secured debentures of major financial institutions, with low credit risk and short-term due.